Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Jul. 01, 2021
Continuing And Discontinued Operations [Line Items]
Own work capitalized		€ 783	€ 771	€ 873
Gain on disposal of businesses		205	11,008	67
Gain on disposal of property, plant and equipment		582	478	270
Gain on disposal of intangible assets		1	7	6
Government grants		16	13	17
Other operating income		478	396	354
Total		2,065	12,673	1,587
Capital gains arising from sale and leaseback transactions		381	263	€ 79
Opal Jvco Limited (nexfibre)
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)		20
VMO2
Continuing And Discontinued Operations [Line Items]
Other operating income	€ (4,773)	(7,754)
Total	€ 290	551
Capital gain (loss)			4,460
Telxius Towers
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)			6,099
InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Proportion of voting equity transferred (as a percent)					60.00%
Telefonica Moviles Costa Rica
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)			136
Telefonica Colombia | KKR Alameda Aggregator L.P. | Alamo HoldCo S.L.
Continuing And Discontinued Operations [Line Items]
Gains (losses) on disposals of property, plant and equipment		€ 162
Telefónica Chile, S.A. | KKR Alameda Aggregator L.P. | InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)			€ 274
Proportion of voting equity transferred (as a percent)	60.00%		60.00%			60.00%